Leases - Summary of right-of-use assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 70,818,314	$ 72,760,580
Depreciation for the year		(6,611,022)	(7,534,049)
Cancellations		(5,476,350)
Additions		537,421	5,635,492
Currency translation effect		13,919	(43,709)
Impairment		(87,025)
Ending balance	$ 2,967,374	59,195,257	70,818,314
Transportation and storage equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		35,503,509	40,029,595
Depreciation for the year		(4,868,961)	(5,377,668)
Cancellations		(5,476,350)
Additions		97,891	895,291
Currency translation effect		12,292	(43,709)
Impairment		0
Ending balance		$ 25,268,381	35,503,509
Transportation and storage equipment | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	1 year	1 year
Transportation and storage equipment | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	10 years	10 years
Plants
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 25,693,459	24,099,662
Depreciation for the year		(1,869,775)	(1,854,894)
Additions			3,448,691
Impairment		0
Ending balance		$ 23,823,684	25,693,459
Estimated useful life	14 years	14 years
Drilling equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 6,061,502	6,223,655
Depreciation for the year		(122,874)	(162,153)
Impairment		0
Ending balance		$ 5,938,628	6,061,502
Estimated useful life	10 years	10 years
Rights of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 1,835,949	1,922,291
Depreciation for the year		(84,399)	(86,342)
Impairment		(87,025)
Ending balance		$ 1,664,525	1,835,949
Estimated useful life	23 years	23 years
Port Facilities
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 1,623,453	371,348
Depreciation for the year		355,505	(33,949)
Additions		438,951	1,286,054
Impairment		0
Ending balance		$ 2,417,909	1,623,453
Estimated useful life	20 years	20 years
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 65,212	75,771
Depreciation for the year		(17,567)	(16,015)
Additions			5,456
Currency translation effect		1,116
Impairment		0
Ending balance		$ 48,761	65,212
Buildings | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	1 year	1 year
Buildings | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life	5 years	5 years
Lands
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 35,230	38,258
Depreciation for the year		(2,951)	(3,028)
Additions		579
Currency translation effect		511
Impairment		0
Ending balance		$ 33,369	$ 35,230
Estimated useful life	5 years	5 years